Transfers of financial assets and variable interest entities (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	1,132	274
Weighted-average life, in years	6 years 6 months 1 day	4 years 0 months 0 days
Impact on fair value from 10% adverse change in cash flow discount rate	(25.5)	(14.8)
Impact on fair value from 20% adverse change in cash flow discount rate	(50.0)	(19.9)
Impact on fair value from 10% adverse change in expected credit losses	(10.9)	(14.4)
Impact on fair value from 20% adverse change in expected credit losses	(21.5)	(19.2)
CMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	1.10%	1.10%
Expected credit losses rate (rate per annum), in % (as a percent)	0.20%	0.90%
CMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	37.10%	50.20%
Expected credit losses rate (rate per annum), in % (as a percent)	36.60%	49.50%
CMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	26	90
RMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	2,354	1,929
Weighted-average life, in years	8 years 7 months 7 days	5 years 2 months 14 days
Impact on fair value from 10% adverse change in prepayment speed	(26.6)	(38.5)
Impact on fair value from 20% adverse change in prepayment speed	(48.6)	(74.3)
Impact on fair value from 10% adverse change in cash flow discount rate	(65.0)	(62.8)
Impact on fair value from 20% adverse change in cash flow discount rate	(124.9)	(93.5)
Impact on fair value from 10% adverse change in expected credit losses	(42.2)	(55.9)
Impact on fair value from 20% adverse change in expected credit losses	(79.6)	(80.3)
RMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	1.00%	0.10%
Cash flow discount rate per annum, in % (as a percent)	1.70%	0.20%
Expected credit losses rate (rate per annum), in % (as a percent)	0.10%	0.90%
RMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	23.50%	27.60%
Cash flow discount rate per annum, in % (as a percent)	22.40%	42.80%
Expected credit losses rate (rate per annum), in % (as a percent)	17.30%	42.80%
RMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	359	342
Other asset-backed financing activities
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	284	692
Weighted-average life, in years	3 years 8 months 11 days	3 years 7 months 6 days
Impact on fair value from 10% adverse change in cash flow discount rate	(2.4)	(1.0)
Impact on fair value from 20% adverse change in cash flow discount rate	(4.9)	(1.8)
Impact on fair value from 10% adverse change in expected credit losses	(0.4)	(0.8)
Impact on fair value from 20% adverse change in expected credit losses	(0.7)	(1.6)
Other asset-backed financing activities | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	1.00%	0.70%
Expected credit losses rate (rate per annum), in % (as a percent)	0.70%	0.30%
Other asset-backed financing activities | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	23.10%	51.70%
Expected credit losses rate (rate per annum), in % (as a percent)	21.00%	51.40%
Other asset-backed financing activities | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	204	686
Bank | CMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	1,132	274
Weighted-average life, in years	6 years 6 months 1 day	4 years 0 months 0 days
Impact on fair value from 10% adverse change in cash flow discount rate	(25.5)	(14.8)
Impact on fair value from 20% adverse change in cash flow discount rate	(50.0)	(19.9)
Impact on fair value from 10% adverse change in expected credit losses	(10.9)	(14.4)
Impact on fair value from 20% adverse change in expected credit losses	(21.5)	(19.2)
Bank | CMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	1.10%	1.10%
Expected credit losses rate (rate per annum), in % (as a percent)	0.20%	0.90%
Bank | CMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	37.10%	50.20%
Expected credit losses rate (rate per annum), in % (as a percent)	36.60%	49.50%
Bank | CMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	26	90
Bank | RMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	2,354	1,929
Weighted-average life, in years	8 years 7 months 7 days	5 years 2 months 14 days
Impact on fair value from 10% adverse change in prepayment speed	(26.6)	(38.5)
Impact on fair value from 20% adverse change in prepayment speed	(48.6)	(74.3)
Impact on fair value from 10% adverse change in cash flow discount rate	(65.0)	(62.8)
Impact on fair value from 20% adverse change in cash flow discount rate	(124.9)	(93.5)
Impact on fair value from 10% adverse change in expected credit losses	(42.2)	(55.9)
Impact on fair value from 20% adverse change in expected credit losses	(79.6)	(80.3)
Bank | RMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	1.00%	0.10%
Cash flow discount rate per annum, in % (as a percent)	1.70%	0.20%
Expected credit losses rate (rate per annum), in % (as a percent)	0.10%	0.90%
Bank | RMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	23.50%	27.60%
Cash flow discount rate per annum, in % (as a percent)	22.40%	42.80%
Expected credit losses rate (rate per annum), in % (as a percent)	17.30%	42.80%
Bank | RMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	359	342
Bank | Other asset-backed financing activities
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	284	692
Weighted-average life, in years	3 years 8 months 11 days	3 years 7 months 6 days
Impact on fair value from 10% adverse change in cash flow discount rate	(2.4)	(1.0)
Impact on fair value from 20% adverse change in cash flow discount rate	(4.9)	(1.8)
Impact on fair value from 10% adverse change in expected credit losses	(0.4)	(0.8)
Impact on fair value from 20% adverse change in expected credit losses	(0.7)	(1.6)
Bank | Other asset-backed financing activities | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	1.00%	0.70%
Expected credit losses rate (rate per annum), in % (as a percent)	0.70%	0.30%
Bank | Other asset-backed financing activities | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	23.10%	51.70%
Expected credit losses rate (rate per annum), in % (as a percent)	21.00%	51.40%
Bank | Other asset-backed financing activities | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	204	686